Significant Accounting Policies (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Marketable securities	$ 33,540	$ 55,807	$ 125,642
Marketable securities, carrying value	33,540	55,807	125,642
Level 1 [Member]
Marketable securities	33,540	55,807	125,642
Level 2 [Member]
Marketable securities	0	0	0
Level 3 [Member]
Marketable securities	$ 0	$ 0	$ 0